Taxes - Prepaid taxes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Taxes
Prepaid value-added tax	$ 1,609,466	$ 1,046,667
Total	$ 1,609,466	$ 1,046,667